May 10, 2002



VIA EDGAR
---------

Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

Re:      MetLife Investors Variable Life Account One
         '33 Act File No. 333-69522
         --------------------------

Dear Sir/Madam:

I hereby certify that pursuant to Rule 497(j) under the Securities Act of 1933, the form of the Prospectuses and Statements of Additional Information that will become effective May 1, 2002, pursuant to paragraph (b) of Rule 485, and that would have been filed under paragraph (c) of Rule 497, does not differ from those contained in the most recent amendment to the registration statement.

The text of the most recent amendment has been filed electronically.

Sincerely,

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE


/s/ Richard C. Pearson
Richard C. Pearson
Executive Vice President and
  General Counsel